Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Federal:
Current	$ 8,624	$ 9,334	$ 7,240
Deferred	3,183	1,878	5,018
Federal Income Tax Expense (Benefit), Continuing Operations, Total	11,807	11,212	12,258
State:
Current	855	1,084	1,182
Deferred	(178)	(311)	(123)
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	677	773	1,059
Foreign:
Current	2,147	1,559	1,203
Deferred	(658)	(426)	(490)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	1,489	1,133	713
Provision for income taxes	$ 13,973	$ 13,118	$ 14,030